Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,841	$ 1,735
Allowances for expected credit losses	(90)	(91)	$ (101)	$ (121)
Trade receivables	$ 1,751	$ 1,644